Average Annual Total Returns (WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND)	12 Months Ended
May 01, 2011
Return Before Taxes
Average Annual Total Returns
Label	Return Before Taxes
1 Year	40.22%
5 Years	7.54%
10 Years	4.49%
Since Inception	8.82%
Inception Date	Apr. 05, 1999
Return After Taxes On Distributions
Average Annual Total Returns
Label	Return After Taxes On Distributions
1 Year	40.22%
5 Years	4.13%
10 Years	2.37%
Since Inception	6.69%
Inception Date	Apr. 05, 1999
Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns
Label	Return After Taxes On Distributions and Sale of Fund Shares
1 Year	34.18%
5 Years	7.11%
10 Years	4.28%
Since Inception	7.71%
Inception Date	Apr. 05, 1999
Russell 3000 Index
Average Annual Total Returns
Label	Russell 3000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
Since Inception	2.31%
Inception Date	Apr. 05, 1999